Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 19: TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The Company’s key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors, members of the executive committee and InterCure Ltd.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	239	276	290
Pension, post retirement and other benefits	-	2	7
Share-based payments	37	51	5

	276	329	302

Number of persons	8	8	8

As of December 31, 2021 and 2020, the Company’s balances with related parties total approximately $30 thousand (all of which were linked to the NIS) and $52 thousand (all of which were linked to the NIS), respectively.

For further information regarding share-based payment to related parties, see also Note 14 above.

InterCure Ltd:

The Company’s investment in the shares of InterCure Ltd is presented as Marketable securities.

As of December 31, 2021 and 2020, the Company’s balances of InterCure Ltd’s shares total approximately $3,158 thousand and $2,411 thousand, respectively.

The Company subleases an office from Canndoc Ltd, which is a subsidiary of InterCure Ltd. During 2021 approximately $14 thousands were paid to Canndoc Ltd for the rent.

As of December 31, 2021 and 2020, the Company’s share in the shares of InterCure Ltd was 1.11% and 1.76%, respectively.